Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarized balance sheet
Current assets	$ 1,212,076	$ 530,740
Current liabilities	(311,658)	(158,397)
Total shareholders' equity	1,039,514	518,949	$ 312,903	$ 411,584
Non-controlling interests	(52,621)	(34,833)
Net assets, excluding non-controlling interests	986,893	484,116
Equity Investees | SHPL
Summarized balance sheet
Current assets	190,260	175,965
Non-current assets	91,605	93,361
Current liabilities	(128,993)	(109,873)
Non-current liabilities	(7,131)	(6,739)
Total shareholders' equity	145,741	152,714
Net assets, excluding non-controlling interests	145,741	152,714	146,759	131,778
Equity Investees | HBYS
Summarized balance sheet
Current assets		177,888
Non-current assets		95,731
Current liabilities		(137,179)
Non-current liabilities		(16,034)
Total shareholders' equity		120,406
Non-controlling interests		(982)
Net assets, excluding non-controlling interests	$ 46,491	$ 119,424	$ 44,541	$ 121,984